Related Parties Transactions (Details) - Schedule of Recognized as an Expense During the Reporting Period Related to Officers and Directors - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Recognized As An Expense During The Reporting Period Related To Officers And Directors Abstract
Short-term employee benefits	$ 4,665	$ 3,577
Share-based compensation	8,104	7,440
Total	$ 12,769	$ 11,017